Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
10.	Other Long-Term Liabilities

The Company recognizes freight tax expenses in other expenses in its consolidated statements of loss. The Company does not presently anticipate its uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2011 to December 31, 2013:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1,	4,757	5,449	5,073
Freight tax expense (recovery)	594	(692)	376

Balance at December 31,	5,351	4,757	5,449

The remainder of the amounts recorded in other expenses relate to foreign exchange gains and losses.